John Hancock
Balanced Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 55.2%		$1,886,261,814
(Cost $1,051,816,582)
Communication services 8.0%		273,266,051
Diversified telecommunication services 1.4%
Verizon Communications, Inc.	899,337	49,238,701
Interactive media and services 4.6%
Alphabet, Inc., Class A (A)	60,900	111,286,224
Facebook, Inc., Class A (A)	175,369	45,303,074
Media 2.0%
Comcast Corp., Class A	1,360,461	67,438,052
Consumer discretionary 7.4%		253,500,416
Internet and direct marketing retail 3.5%
Amazon.com, Inc. (A)	37,298	119,584,848
Multiline retail 1.1%
Dollar General Corp.	203,049	39,515,366
Specialty retail 2.8%
Dick's Sporting Goods, Inc.	291,998	19,566,786
Lowe's Companies, Inc.	336,080	56,074,948
Ulta Beauty, Inc. (A)	67,052	18,758,468
Consumer staples 3.9%		133,490,027
Beverages 0.4%
Anheuser-Busch InBev SA/NV	225,100	14,130,116
Food and staples retailing 2.4%
Sysco Corp.	335,040	23,958,710
Walmart, Inc.	422,478	59,353,934
Household products 1.1%
The Procter & Gamble Company	281,158	36,047,267
Energy 1.4%		48,732,888
Oil, gas and consumable fuels 1.4%
ConocoPhillips	280,736	11,237,862
Devon Energy Corp.	701,144	11,540,830
Pioneer Natural Resources Company	42,273	5,110,806
Suncor Energy, Inc.	568,925	9,518,115
Valero Energy Corp.	200,696	11,325,275
Financials 7.0%		238,376,461
Banks 2.6%
Citizens Financial Group, Inc.	687,250	25,043,390
JPMorgan Chase & Co.	501,333	64,506,517
Capital markets 1.4%
BlackRock, Inc.	32,355	22,689,267
The Goldman Sachs Group, Inc.	89,252	24,202,465
Consumer finance 0.9%
Discover Financial Services	363,138	30,336,549
Diversified financial services 1.7%
Berkshire Hathaway, Inc., Class B (A)	255,667	58,258,839
Insurance 0.4%
Arthur J. Gallagher & Company	115,583	13,339,434
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 8.5%		$291,797,576
Biotechnology 1.5%
Alexion Pharmaceuticals, Inc. (A)	147,136	22,560,363
Gilead Sciences, Inc.	203,404	13,343,302
Incyte Corp. (A)	141,245	12,676,739
Sage Therapeutics, Inc. (A)	44,245	3,568,359
Health care equipment and supplies 2.5%
Abbott Laboratories	381,705	47,174,921
Danaher Corp.	161,672	38,452,068
Health care providers and services 1.1%
UnitedHealth Group, Inc.	113,117	37,733,569
Life sciences tools and services 0.9%
PerkinElmer, Inc.	43,594	6,411,370
Thermo Fisher Scientific, Inc.	48,392	24,665,402
Pharmaceuticals 2.5%
AstraZeneca PLC	161,724	16,497,593
Eli Lilly & Company	208,648	43,392,525
Johnson & Johnson	155,222	25,321,365
Industrials 3.5%		119,597,321
Aerospace and defense 0.6%
Northrop Grumman Corp.	67,016	19,207,456
Industrial conglomerates 1.3%
Honeywell International, Inc.	121,150	23,669,076
Roper Technologies, Inc.	50,668	19,907,964
Machinery 1.6%
Deere & Company	103,107	29,777,302
Ingersoll Rand, Inc. (A)	220,656	9,232,247
Xylem, Inc.	184,318	17,803,276
Information technology 13.1%		448,263,560
Communications equipment 1.2%
Cisco Systems, Inc.	949,549	42,330,894
IT services 1.8%
Fidelity National Information Services, Inc.	96,319	11,891,544
PayPal Holdings, Inc. (A)	212,023	49,679,109
Semiconductors and semiconductor equipment 2.9%
Broadcom, Inc.	149,840	67,502,920
Micron Technology, Inc. (A)	416,174	32,573,939
Software 4.1%
Microsoft Corp.	538,808	124,981,866
SAP SE, ADR	118,678	14,977,164
Technology hardware, storage and peripherals 3.1%
Apple, Inc.	790,589	104,326,124
Materials 1.2%		41,451,354
Chemicals 0.5%
Linde PLC	67,394	16,538,488
Metals and mining 0.7%
Franco-Nevada Corp.	101,419	12,081,452
Lundin Mining Corp.	770,918	6,872,700
Teck Resources, Ltd., Class B	326,186	5,958,714
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Real estate 0.9%		$29,482,549
Equity real estate investment trusts 0.9%
American Tower Corp.	66,896	15,209,475
Digital Realty Trust, Inc.	99,153	14,273,074
Utilities 0.3%		8,303,611
Independent power and renewable electricity producers 0.3%
Brookfield Renewable Corp., Class A	146,716	8,208,760
Multi-utilities 0.0%

Dominion Energy, Inc.	961	94,851
Preferred securities 0.1%		$4,216,136
(Cost $3,674,178)
Financials 0.0%		927,124
Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.007% (B)	26,792	710,524
Wells Fargo & Company, 7.500%	150	216,600
Information technology 0.0%		1,552,469
Semiconductors and semiconductor equipment 0.0%
Broadcom, Inc., 8.000%	1,057	1,552,469
Utilities 0.1%		1,736,543
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	29,840	1,594,650
The Southern Company, 6.750%	1,552	76,358
Multi-utilities 0.0%
DTE Energy Company, 6.250%	1,413	65,535

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 15.6%				$532,226,594
(Cost $521,900,046)
U.S. Government 5.4%				185,498,723
U.S. Treasury
Bond	1.375	08-15-50	20,060,000	17,925,491
Bond	2.250	08-15-49	9,955,000	10,921,335
Bond	2.500	02-15-45	10,666,000	12,229,236
Bond	2.750	11-15-42	35,415,000	42,319,542
Bond	3.000	02-15-47	684,000	859,489
Bond	3.125	11-15-41	16,558,000	20,919,351
Note	0.125	12-31-22	6,700,000	6,701,309
Note	0.375	12-31-25	57,277,000	57,151,707
Note	0.875	11-15-30	16,786,000	16,471,263
U.S. Government Agency 10.2%				346,727,871
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	2,712,699	2,880,458
30 Yr Pass Thru	2.500	08-01-50	13,796,551	14,698,849
30 Yr Pass Thru	3.000	03-01-43	637,798	702,828
30 Yr Pass Thru	3.000	12-01-45	3,132,052	3,398,543
30 Yr Pass Thru	3.000	10-01-46	9,655,993	10,465,505
30 Yr Pass Thru	3.000	10-01-46	3,571,300	3,849,496
30 Yr Pass Thru	3.000	12-01-46	2,771,376	2,973,295
30 Yr Pass Thru	3.000	12-01-46	2,341,843	2,544,759
30 Yr Pass Thru	3.000	04-01-47	4,477,220	4,746,312
30 Yr Pass Thru	3.000	10-01-49	6,466,586	6,932,034
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-01-49	5,202,943	$5,561,178
30 Yr Pass Thru	3.000	12-01-49	1,346,076	1,442,963
30 Yr Pass Thru	3.000	12-01-49	9,442,463	9,953,913
30 Yr Pass Thru	3.000	01-01-50	8,013,150	8,589,916
30 Yr Pass Thru	3.000	02-01-50	4,587,539	4,836,023
30 Yr Pass Thru	3.500	10-01-46	3,849,521	4,228,839
30 Yr Pass Thru	3.500	12-01-46	1,915,119	2,097,394
30 Yr Pass Thru	3.500	11-01-47	231,147	249,354
30 Yr Pass Thru	3.500	11-01-48	1,405,196	1,541,134
30 Yr Pass Thru	3.500	06-01-49	2,215,460	2,376,474
30 Yr Pass Thru	4.000	11-01-47	889,654	957,541
30 Yr Pass Thru	4.000	08-01-48	1,040,275	1,132,700
30 Yr Pass Thru	4.500	03-01-41	1,347,885	1,511,552
30 Yr Pass Thru	5.500	11-01-39	736,250	861,893
Federal National Mortgage Association
30 Yr Pass Thru (C)	2.000	TBA	48,849,000	50,431,322
30 Yr Pass Thru	2.000	09-01-50	14,670,650	15,233,144
30 Yr Pass Thru	2.000	09-01-50	4,559,949	4,743,334
30 Yr Pass Thru	2.000	10-01-50	17,047,799	17,701,436
30 Yr Pass Thru	2.000	10-01-50	1,842,697	1,921,986
30 Yr Pass Thru (C)	2.500	TBA	22,423,000	23,621,236
30 Yr Pass Thru	2.500	09-01-50	13,065,684	13,920,182
30 Yr Pass Thru	2.500	09-01-50	14,775,202	15,741,503
30 Yr Pass Thru	3.000	02-01-43	473,045	507,242
30 Yr Pass Thru	3.000	03-01-43	152,560	168,070
30 Yr Pass Thru	3.000	05-01-43	241,195	265,716
30 Yr Pass Thru	3.000	12-01-45	4,084,402	4,336,266
30 Yr Pass Thru	3.000	02-01-47	2,498,410	2,714,935
30 Yr Pass Thru	3.000	10-01-47	5,167,206	5,564,964
30 Yr Pass Thru	3.000	12-01-47	1,483,840	1,572,558
30 Yr Pass Thru	3.000	10-01-49	6,496,670	6,988,646
30 Yr Pass Thru	3.000	11-01-49	1,282,098	1,370,373
30 Yr Pass Thru	3.500	06-01-42	2,925,636	3,233,346
30 Yr Pass Thru	3.500	06-01-43	5,403,824	5,977,251
30 Yr Pass Thru	3.500	12-01-44	1,142,526	1,257,338
30 Yr Pass Thru	3.500	04-01-45	957,779	1,051,632
30 Yr Pass Thru	3.500	04-01-45	376,512	413,406
30 Yr Pass Thru	3.500	07-01-47	8,185,782	8,985,348
30 Yr Pass Thru	3.500	12-01-47	1,464,365	1,584,062
30 Yr Pass Thru	3.500	07-01-49	2,013,796	2,135,611
30 Yr Pass Thru	3.500	09-01-49	1,521,966	1,615,362
30 Yr Pass Thru	3.500	01-01-50	3,433,360	3,641,044
30 Yr Pass Thru	3.500	03-01-50	7,520,748	8,006,230
30 Yr Pass Thru	3.500	04-01-50	10,972,074	11,803,783
30 Yr Pass Thru	4.000	01-01-41	1,376,083	1,522,218
30 Yr Pass Thru	4.000	09-01-41	792,536	878,354
30 Yr Pass Thru	4.000	10-01-41	5,257,786	5,827,109
30 Yr Pass Thru	4.000	01-01-47	6,205,462	6,885,643
30 Yr Pass Thru	4.000	04-01-48	1,018,982	1,117,855
30 Yr Pass Thru	4.000	10-01-48	952,216	1,042,529
30 Yr Pass Thru	4.000	07-01-49	1,350,686	1,472,460
30 Yr Pass Thru	4.500	11-01-39	1,545,082	1,731,239
30 Yr Pass Thru	4.500	09-01-40	837,911	938,865
30 Yr Pass Thru	4.500	05-01-41	496,757	556,608
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	07-01-41	1,745,318	$1,953,964
30 Yr Pass Thru	4.500	01-01-43	620,921	695,149
30 Yr Pass Thru	4.500	04-01-48	4,228,618	4,656,167
30 Yr Pass Thru	4.500	07-01-48	2,214,271	2,405,630
30 Yr Pass Thru	7.000	06-01-32	727	861
30 Yr Pass Thru	7.500	04-01-31	1,446	1,705

30 Yr Pass Thru	8.000	01-01-31	1,055	1,236
Foreign government obligations 0.2%				$6,162,434
(Cost $5,549,973)
Qatar 0.1%				3,318,934
State of Qatar
Bond (D)	3.375	03-14-24	1,718,000	1,856,880
Bond (D)	5.103	04-23-48	1,060,000	1,462,054
Saudi Arabia 0.1%				2,843,500
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	2,420,000	2,843,500

Corporate bonds 23.2%				$792,642,846
(Cost $754,818,618)
Communication services 3.3%				112,903,465
Diversified telecommunication services 1.3%
AT&T, Inc.	2.300	06-01-27	1,244,000	1,313,637
AT&T, Inc. (D)	2.550	12-01-33	1,881,000	1,875,430
AT&T, Inc.	3.100	02-01-43	1,923,000	1,871,002
AT&T, Inc. (D)	3.500	09-15-53	2,273,000	2,190,045
AT&T, Inc.	3.650	06-01-51	528,000	529,648
AT&T, Inc.	3.800	02-15-27	320,000	365,022
C&W Senior Financing DAC (D)	6.875	09-15-27	1,180,000	1,256,258
Cincinnati Bell, Inc. (D)	7.000	07-15-24	1,621,000	1,681,788
Frontier Communications Corp. (D)	5.875	10-15-27	201,000	216,015
GCI LLC (D)	4.750	10-15-28	860,000	896,283
Kenbourne Invest SA (D)	4.700	01-22-28	309,000	312,090
Kenbourne Invest SA (D)	6.875	11-26-24	500,000	538,750
Level 3 Financing, Inc. (D)	3.400	03-01-27	1,719,000	1,883,457
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	670,000	685,025
Lumen Technologies, Inc. (D)	4.000	02-15-27	392,000	405,337
Lumen Technologies, Inc. (D)	4.500	01-15-29	1,470,000	1,508,896
Radiate Holdco LLC (D)	6.500	09-15-28	801,000	843,053
Switch, Ltd. (D)	3.750	09-15-28	272,000	277,753
Telecom Argentina SA (D)	6.500	06-15-21	345,000	320,853
Telecom Argentina SA (D)	8.000	07-18-26	653,000	568,110
Telecom Italia Capital SA	7.200	07-18-36	1,750,000	2,311,873
Telecom Italia SpA (D)	5.303	05-30-24	1,140,000	1,238,570
Telefonica Emisiones SA	5.213	03-08-47	3,146,000	3,978,608
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	2,803,000	2,769,644
Verizon Communications, Inc.	2.650	11-20-40	2,777,000	2,706,475
Verizon Communications, Inc.	3.000	03-22-27	235,000	258,741
Verizon Communications, Inc.	4.329	09-21-28	3,196,000	3,803,783
Verizon Communications, Inc.	4.400	11-01-34	1,365,000	1,668,940
Verizon Communications, Inc.	4.500	08-10-33	1,582,000	1,950,694
Verizon Communications, Inc.	4.862	08-21-46	2,943,000	3,811,942
Entertainment 0.2%
Activision Blizzard, Inc.	3.400	09-15-26	595,000	671,134
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
Legends Hospitality Holding Company LLC (D)	5.000	02-01-26	273,000	$277,436
Lions Gate Capital Holdings LLC (D)	5.875	11-01-24	990,000	1,010,424
Lions Gate Capital Holdings LLC (D)	6.375	02-01-24	49,000	50,103
Netflix, Inc.	4.875	04-15-28	2,410,000	2,821,074
Netflix, Inc. (D)	4.875	06-15-30	930,000	1,129,950
Netflix, Inc. (D)	5.375	11-15-29	230,000	287,500
Netflix, Inc.	5.875	11-15-28	1,835,000	2,302,925
Interactive media and services 0.1%
ANGI Group LLC (D)	3.875	08-15-28	854,000	850,798
Match Group Holdings II LLC (D)	4.125	08-01-30	1,271,000	1,311,291
National CineMedia LLC (D)	5.875	04-15-28	355,000	320,388
Twitter, Inc. (D)	3.875	12-15-27	930,000	978,788
Media 1.1%
Altice Financing SA (D)	5.000	01-15-28	351,000	359,775
Altice France Holding SA (D)	10.500	05-15-27	225,000	252,281
Cable One, Inc. (D)	4.000	11-15-30	448,000	459,639
Charter Communications Operating LLC	4.200	03-15-28	2,598,000	2,950,821
Charter Communications Operating LLC	4.800	03-01-50	2,775,000	3,157,514
Charter Communications Operating LLC	5.750	04-01-48	2,885,000	3,659,381
Charter Communications Operating LLC	6.484	10-23-45	2,410,000	3,294,087
Comcast Corp.	3.999	11-01-49	265,000	319,015
Comcast Corp.	4.049	11-01-52	2,023,000	2,468,841
Comcast Corp.	4.150	10-15-28	5,236,000	6,208,640
Cox Communications, Inc. (D)	1.800	10-01-30	900,000	882,888
Cox Communications, Inc. (D)	2.950	10-01-50	1,232,000	1,214,239
CSC Holdings LLC (D)	4.625	12-01-30	696,000	709,920
CSC Holdings LLC (D)	5.375	02-01-28	360,000	381,848
CSC Holdings LLC (D)	5.750	01-15-30	1,504,000	1,614,461
CSC Holdings LLC	5.875	09-15-22	905,000	953,644
CSC Holdings LLC (D)	7.500	04-01-28	730,000	809,388
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	1,595,000	1,671,560
LCPR Senior Secured Financing DAC (D)	6.750	10-15-27	765,000	822,551
MDC Partners, Inc. (D)	7.500	05-01-24	1,784,000	1,819,680
Meredith Corp.	6.875	02-01-26	1,478,000	1,494,480
Sirius XM Radio, Inc. (D)	5.000	08-01-27	1,657,000	1,741,565
Townsquare Media, Inc. (D)	6.875	02-01-26	411,000	424,358
Virgin Media Finance PLC (D)	5.000	07-15-30	334,000	343,863
Wireless telecommunication services 0.6%
Millicom International Cellular SA (D)	5.125	01-15-28	200,000	210,940
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	1,260,000	1,339,339
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	785,000	855,680
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	1,999,000	1,990,005
Sprint Corp.	7.875	09-15-23	1,120,000	1,293,600
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	1,073,000	1,132,981
T-Mobile USA, Inc. (D)	2.050	02-15-28	2,402,000	2,460,993
T-Mobile USA, Inc. (D)	2.550	02-15-31	606,000	620,714
T-Mobile USA, Inc.	2.875	02-15-31	245,000	246,992
T-Mobile USA, Inc. (D)	3.750	04-15-27	911,000	1,023,791
T-Mobile USA, Inc. (D)	3.875	04-15-30	2,681,000	3,027,305
T-Mobile USA, Inc. (D)	4.500	04-15-50	1,421,000	1,674,506
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	2,383,000	2,962,647
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 2.7%				$91,178,442
Auto components 0.0%
Dealer Tire LLC (D)	8.000	02-01-28	332,000	352,750
Magna International, Inc.	2.450	06-15-30	431,000	453,870
Automobiles 0.7%
Daimler Finance North America LLC (D)	3.500	08-03-25	895,000	992,362
Daimler Finance North America LLC (D)	3.750	11-05-21	170,000	174,368
Ford Motor Credit Company LLC	4.000	11-13-30	887,000	909,175
Ford Motor Credit Company LLC	4.125	08-17-27	1,634,000	1,719,785
Ford Motor Credit Company LLC	4.134	08-04-25	4,427,000	4,648,859
Ford Motor Credit Company LLC	5.113	05-03-29	2,379,000	2,618,417
Ford Motor Credit Company LLC	5.875	08-02-21	2,060,000	2,098,625
General Motors Company	5.400	04-01-48	655,000	829,565
General Motors Financial Company, Inc.	3.600	06-21-30	4,004,000	4,419,564
General Motors Financial Company, Inc.	4.300	07-13-25	1,735,000	1,942,315
General Motors Financial Company, Inc.	5.200	03-20-23	1,358,000	1,484,204
Hyundai Capital America (D)	1.800	10-15-25	726,000	742,138
Hyundai Capital America (D)	2.375	10-15-27	726,000	761,868
Nissan Motor Acceptance Corp. (D)	3.450	03-15-23	960,000	1,007,764
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	280,000	293,502
Laureate Education, Inc. (D)	8.250	05-01-25	475,000	500,234
Service Corp. International	3.375	08-15-30	451,000	457,765
Sotheby's (D)	7.375	10-15-27	1,078,000	1,169,630
Hotels, restaurants and leisure 0.9%
Affinity Gaming (D)	6.875	12-15-27	579,000	607,950
Bally's Corp. (D)	6.750	06-01-27	1,423,000	1,526,168
Caesars Resort Collection LLC (D)	5.750	07-01-25	410,000	430,313
CCM Merger, Inc. (D)	6.375	05-01-26	503,000	533,180
Choice Hotels International, Inc.	3.700	12-01-29	457,000	497,568
Choice Hotels International, Inc.	3.700	01-15-31	756,000	822,112
Connect Finco SARL (D)	6.750	10-01-26	2,042,000	2,181,469
Dave & Buster's, Inc. (D)	7.625	11-01-25	203,000	213,658
Hilton Domestic Operating Company, Inc. (D)	3.625	02-15-32	1,073,000	1,061,079
Hilton Domestic Operating Company, Inc. (D)	4.000	05-01-31	666,000	684,265
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	1,604,000	1,728,992
Hilton Domestic Operating Company, Inc. (D)	5.750	05-01-28	237,000	255,664
International Game Technology PLC (D)	5.250	01-15-29	225,000	240,188
International Game Technology PLC (D)	6.500	02-15-25	765,000	843,543
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	969,000	1,000,493
Life Time, Inc. (D)	8.000	04-15-26	502,000	502,628
Marriott International, Inc.	3.125	06-15-26	650,000	686,595
Marriott International, Inc.	3.500	10-15-32	1,672,000	1,774,510
Marriott International, Inc.	4.625	06-15-30	1,002,000	1,146,668
MGM Resorts International	4.750	10-15-28	1,504,000	1,566,905
Mohegan Gaming & Entertainment (D)	8.000	02-01-26	1,166,000	1,151,530
New Red Finance, Inc. (D)	4.000	10-15-30	2,222,000	2,205,335
Resorts World Las Vegas LLC (D)	4.625	04-16-29	1,290,000	1,325,427
Starbucks Corp.	2.250	03-12-30	2,268,000	2,362,555
Wyndham Destinations, Inc. (D)	4.625	03-01-30	479,000	495,458
Wyndham Destinations, Inc.	6.600	10-01-25	585,000	650,813
Wyndham Hotels & Resorts, Inc. (D)	4.375	08-15-28	248,000	250,480
Yum! Brands, Inc.	3.625	03-15-31	973,000	953,540
Yum! Brands, Inc. (D)	4.750	01-15-30	908,000	973,830
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 0.0%
Empire Communities Corp. (D)	7.000	12-15-25	187,000	$197,416
MDC Holdings, Inc.	2.500	01-15-31	632,000	630,420
Internet and direct marketing retail 0.7%
Amazon.com, Inc.	3.150	08-22-27	2,830,000	3,201,565
Amazon.com, Inc.	4.050	08-22-47	1,690,000	2,139,032
Booking Holdings, Inc.	4.625	04-13-30	1,985,000	2,410,388
eBay, Inc.	2.700	03-11-30	2,272,000	2,408,977
Expedia Group, Inc.	3.250	02-15-30	1,676,000	1,715,961
Expedia Group, Inc.	3.800	02-15-28	2,840,000	3,027,532
Expedia Group, Inc. (D)	4.625	08-01-27	1,705,000	1,890,643
Expedia Group, Inc.	5.000	02-15-26	2,554,000	2,854,954
MercadoLibre, Inc.	3.125	01-14-31	227,000	227,997
Prosus NV (D)	4.850	07-06-27	250,000	286,298
Prosus NV (D)	5.500	07-21-25	1,465,000	1,681,234
QVC, Inc.	4.375	03-15-23	1,350,000	1,425,938
QVC, Inc.	5.450	08-15-34	630,000	670,950
Multiline retail 0.2%
Dollar General Corp.	3.500	04-03-30	1,305,000	1,481,358
Dollar Tree, Inc.	4.200	05-15-28	3,215,000	3,774,044
Macy's, Inc. (D)	8.375	06-15-25	335,000	371,013
Nordstrom, Inc. (D)	8.750	05-15-25	125,000	139,880
Specialty retail 0.1%
Asbury Automotive Group, Inc.	4.750	03-01-30	615,000	646,796
AutoNation, Inc.	4.750	06-01-30	1,235,000	1,486,378
Group 1 Automotive, Inc. (D)	4.000	08-15-28	122,000	124,556
Ken Garff Automotive LLC (D)	4.875	09-15-28	603,000	619,613
Michaels Stores, Inc. (D)	4.750	10-01-27	303,000	310,575
Specialty Building Products Holdings LLC (D)	6.375	09-30-26	120,000	126,000
Textiles, apparel and luxury goods 0.0%
Hanesbrands, Inc. (D)	5.375	05-15-25	450,000	479,714
Levi Strauss & Company	5.000	05-01-25	584,000	599,534
Consumer staples 0.8%				28,839,799
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,621,000	1,968,515
Constellation Brands, Inc.	3.150	08-01-29	664,000	730,195
Keurig Dr. Pepper, Inc.	3.200	05-01-30	391,000	433,827
Food and staples retailing 0.3%
7-Eleven, Inc. (D)	1.300	02-10-28	1,596,000	1,589,064
7-Eleven, Inc. (D)	2.800	02-10-51	1,951,000	1,927,758
Advantage Sales & Marketing, Inc. (D)	6.500	11-15-28	1,530,000	1,591,850
Albertsons Companies, Inc. (D)	3.250	03-15-26	438,000	441,285
Albertsons Companies, Inc. (D)	3.500	03-15-29	1,897,000	1,873,288
Albertsons Companies, Inc. (D)	4.875	02-15-30	386,000	412,553
Sysco Corp.	5.950	04-01-30	712,000	919,838
The Kroger Company	2.200	05-01-30	955,000	989,868
US Foods, Inc. (D)	4.750	02-15-29	902,000	904,255
Food products 0.4%
BRF SA (D)	5.750	09-21-50	1,714,000	1,803,985
Cargill, Inc. (D)	2.125	04-23-30	555,000	574,687
JBS Investments II GmbH (D)	5.750	01-15-28	2,230,000	2,363,978
Kraft Heinz Foods Company	3.875	05-15-27	81,000	88,680
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company	4.375	06-01-46	1,284,000	$1,367,305
Kraft Heinz Foods Company	5.500	06-01-50	959,000	1,178,319
Lamb Weston Holdings, Inc. (D)	4.875	05-15-28	58,000	64,218
MARB BondCo PLC (D)	3.950	01-29-31	1,016,000	1,011,936
NBM US Holdings, Inc. (D)	6.625	08-06-29	1,623,000	1,827,855
NBM US Holdings, Inc. (D)	7.000	05-14-26	645,000	692,408
Post Holdings, Inc. (D)	5.500	12-15-29	814,000	884,183
Simmons Foods, Inc. (D)	5.750	11-01-24	890,000	915,588
Household products 0.0%
Edgewell Personal Care Company (D)	5.500	06-01-28	717,000	766,996
Personal products 0.0%
Natura Cosmeticos SA (D)	5.375	02-01-23	1,190,000	1,216,787
Walnut Bidco PLC (D)	9.125	08-01-24	285,000	300,578
Energy 1.9%				65,842,966
Energy equipment and services 0.1%
CSI Compressco LP (D)	7.500	04-01-25	1,439,000	1,391,398
CSI Compressco LP (D)	7.500	04-01-25	262,000	253,333
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (D)	10.000	04-01-26	822,626	682,780
Inkia Energy, Ltd. (D)	5.875	11-09-27	220,000	234,850
Oil, gas and consumable fuels 1.8%
Aker BP ASA (D)	2.875	01-15-26	980,000	1,010,931
Aker BP ASA (D)	3.000	01-15-25	1,070,000	1,097,181
Aker BP ASA (D)	4.000	01-15-31	1,918,000	2,060,153
Altera Infrastructure LP (D)	8.500	07-15-23	1,156,000	1,055,064
Antero Resources Corp.	5.000	03-01-25	1,384,000	1,311,340
Cheniere Energy Partners LP	4.500	10-01-29	1,769,000	1,901,675
Cimarex Energy Company	4.375	06-01-24	930,000	1,016,896
Colorado Interstate Gas Company LLC (D)	4.150	08-15-26	757,000	850,823
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	982,000	869,070
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	1,419,000	1,453,773
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	1,685,000	1,863,297
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,380,000	1,496,222
Energy Transfer Operating LP	4.200	04-15-27	789,000	873,730
Energy Transfer Operating LP	4.250	03-15-23	2,355,000	2,495,755
Energy Transfer Operating LP	5.150	03-15-45	1,486,000	1,567,021
Energy Transfer Operating LP	5.875	01-15-24	1,357,000	1,521,692
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	2,668,000	2,674,718
Husky Energy, Inc.	3.950	04-15-22	912,000	937,135
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,345,000	1,903,943
Leviathan Bond, Ltd. (D)	6.500	06-30-27	1,610,000	1,811,201
Leviathan Bond, Ltd. (D)	6.750	06-30-30	256,000	290,739
Midwest Connector Capital Company LLC (D)	3.625	04-01-22	611,000	620,399
Midwest Connector Capital Company LLC (D)	3.900	04-01-24	1,779,000	1,819,055
MPLX LP	4.000	03-15-28	1,538,000	1,749,958
MPLX LP	4.125	03-01-27	310,000	353,663
MPLX LP	4.250	12-01-27	630,000	724,076
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (E)	6.875	02-15-23	3,420,000	3,368,700
Petrobras Global Finance BV	5.093	01-15-30	4,309,000	4,733,437
Petrobras Global Finance BV	6.900	03-19-49	800,000	962,432
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,261,000	1,431,255
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC	5.000	03-15-27	1,225,000	$1,448,275
Sabine Pass Liquefaction LLC	5.875	06-30-26	2,322,000	2,810,368
Sunoco Logistics Partners Operations LP	3.900	07-15-26	1,830,000	2,003,334
Sunoco Logistics Partners Operations LP	5.400	10-01-47	995,000	1,058,542
Sunoco LP (D)	4.500	05-15-29	363,000	371,024
Targa Resources Partners LP (D)	4.000	01-15-32	896,000	887,040
Targa Resources Partners LP	5.875	04-15-26	1,726,000	1,808,002
The Williams Companies, Inc.	3.750	06-15-27	1,650,000	1,877,070
The Williams Companies, Inc.	4.550	06-24-24	3,142,000	3,502,268
The Williams Companies, Inc.	5.750	06-24-44	367,000	462,059
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,050,000	1,227,289
Financials 5.3%				179,507,684
Banks 3.0%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (D)(E)	6.750	06-15-26	960,000	1,125,888
Banco Santander SA	4.379	04-12-28	1,380,000	1,608,253
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	2,120,000	2,224,268
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%)	2.831	10-24-51	1,364,000	1,360,329
Bank of America Corp.	3.248	10-21-27	2,328,000	2,580,813
Bank of America Corp.	3.950	04-21-25	2,119,000	2,368,526
Bank of America Corp.	4.450	03-03-26	2,566,000	2,961,078
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	2,563,000	2,992,303
Barclays Bank PLC (D)	10.179	06-12-21	345,000	356,930
Barclays PLC	4.375	01-12-26	1,220,000	1,391,434
BPCE SA (D)	4.500	03-15-25	1,825,000	2,047,971
Citigroup, Inc.	3.200	10-21-26	2,586,000	2,851,629
Citigroup, Inc.	4.600	03-09-26	2,812,000	3,262,100
Citigroup, Inc. (3 month LIBOR + 4.478%) (B)(E)	4.699	05-15-21	615,000	617,329
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	2,228,000	2,278,130
Citigroup, Inc.	5.500	09-13-25	830,000	988,712
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	1,845,000	2,114,278
Citizens Financial Group, Inc.	3.250	04-30-30	2,133,000	2,370,345
Credit Agricole SA (D)	2.811	01-11-41	1,137,000	1,120,183
Credit Agricole SA (D)	3.250	01-14-30	2,401,000	2,587,664
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24	1,350,000	1,520,438
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	1,381,000	1,405,168
Freedom Mortgage Corp. (D)	8.125	11-15-24	1,212,000	1,257,450
Freedom Mortgage Corp. (D)	8.250	04-15-25	250,000	259,720
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	342,000	373,532
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (E)	6.875	06-01-21	1,550,000	1,571,530
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	375,000	411,600
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	2,240,000	2,350,093
JPMorgan Chase & Co.	2.950	10-01-26	2,619,000	2,887,964
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	2,124,000	2,270,953
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	2,168,000	2,466,993
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	2,063,000	2,122,827
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	2,400,000	2,698,517
Lloyds Banking Group PLC	4.450	05-08-25	3,645,000	4,154,998
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	1,455,000	1,617,960
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	755,000	$824,838
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	538,000	574,862
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	1,850,000	2,037,313
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	2,611,000	2,702,385
Regions Financial Corp.	2.250	05-18-25	1,342,000	1,413,903
Santander Holdings USA, Inc.	3.244	10-05-26	3,234,000	3,511,224
Santander Holdings USA, Inc.	3.450	06-02-25	2,745,000	2,986,590
Santander Holdings USA, Inc.	3.500	06-07-24	2,082,000	2,250,809
Santander Holdings USA, Inc.	4.400	07-13-27	870,000	997,833
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(E)	5.375	11-18-30	1,348,000	1,405,290
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(E)	7.375	09-13-21	1,250,000	1,282,813
The PNC Financial Services Group, Inc.	3.150	05-19-27	244,000	273,831
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	1,085,000	1,134,259
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	1,861,000	1,891,241
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	2,923,000	3,059,123
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	3,414,000	3,602,815
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	1,741,000	1,821,878
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	4,063,000	4,525,126
Capital markets 0.8%
Ares Capital Corp.	2.150	07-15-26	1,854,000	1,840,070
Ares Capital Corp.	3.875	01-15-26	2,027,000	2,181,614
Ares Capital Corp.	4.200	06-10-24	1,286,000	1,393,062
Cantor Fitzgerald LP (D)	4.875	05-01-24	1,944,000	2,161,336
Credit Suisse Group AG (D)	3.574	01-09-23	337,000	346,502
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) (D)(E)	5.250	02-11-27	867,000	916,809
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (D)(E)	7.500	07-17-23	1,405,000	1,529,314
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(E)	7.500	12-11-23	620,000	686,982
Lazard Group LLC	4.375	03-11-29	1,115,000	1,303,463
Macquarie Bank, Ltd. (D)	3.624	06-03-30	1,265,000	1,368,791
Macquarie Bank, Ltd. (D)	4.875	06-10-25	1,395,000	1,583,926
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	3,954,000	4,153,210
Morgan Stanley	3.875	01-27-26	1,493,000	1,698,062
Raymond James Financial, Inc.	4.650	04-01-30	740,000	901,323
The Goldman Sachs Group, Inc.	3.850	01-26-27	3,636,000	4,112,641
UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.497%) (E)	6.875	03-22-21	1,419,000	1,427,196
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	1,198,000	1,314,805
Consumer finance 0.3%
Ally Financial, Inc.	5.125	09-30-24	2,384,000	2,732,943
Ally Financial, Inc.	5.800	05-01-25	970,000	1,149,048
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (D)(E)	9.125	11-29-22	510,000	495,465
Discover Financial Services	3.950	11-06-24	1,789,000	1,980,142
Discover Financial Services	4.100	02-09-27	426,000	489,711
Enova International, Inc. (D)	8.500	09-01-24	142,000	139,515
Enova International, Inc. (D)	8.500	09-15-25	845,000	823,875
OneMain Finance Corp.	6.875	03-15-25	260,000	297,538
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
OneMain Finance Corp.	8.875	06-01-25	375,000	$419,288
Unifin Financiera SAB de CV (D)	9.875	01-28-29	1,659,000	1,666,051
Diversified financial services 0.4%
Brightstar Escrow Corp. (D)	9.750	10-15-25	522,000	559,161
GE Capital International Funding Company	4.418	11-15-35	2,498,000	2,924,351
Gogo Intermediate Holdings LLC (D)	9.875	05-01-24	858,000	911,951
Jefferies Financial Group, Inc.	5.500	10-18-23	888,000	972,412
Jefferies Group LLC	4.150	01-23-30	1,680,000	1,943,667
Jefferies Group LLC	4.850	01-15-27	2,010,000	2,384,365
Operadora de Servicios Mega SA de CV (D)	8.250	02-11-25	516,000	532,770
Refinitiv US Holdings, Inc. (D)	6.250	05-15-26	100,000	106,700
Refinitiv US Holdings, Inc. (D)	8.250	11-15-26	160,000	174,400
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	200,000	204,000
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	2,284,000	2,421,040
Insurance 0.7%
AXA SA	8.600	12-15-30	660,000	1,031,885
Brighthouse Financial, Inc.	3.700	06-22-27	1,462,000	1,611,076
CNA Financial Corp.	2.050	08-15-30	627,000	637,166
CNO Financial Group, Inc.	5.250	05-30-25	882,000	1,024,957
CNO Financial Group, Inc.	5.250	05-30-29	1,878,000	2,257,889
Liberty Mutual Group, Inc. (D)	3.951	10-15-50	1,781,000	2,074,187
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (D)	7.800	03-15-37	36,000	46,122
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,360,000	1,754,320
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-38	320,000	485,427
New York Life Insurance Company (D)	3.750	05-15-50	1,051,000	1,215,774
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	2,711,000	2,691,161
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (D)	5.100	10-16-44	1,245,000	1,390,105
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	3,687,000	3,903,611
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	1,632,000	1,990,821
Thrifts and mortgage finance 0.1%
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	220,000	221,100
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	684,000	709,650
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	582,000	600,915
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	254,000	268,605
Radian Group, Inc.	4.500	10-01-24	450,000	471,375
Health care 1.5%				49,690,731
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	3,397,000	3,758,362
AbbVie, Inc.	4.250	11-21-49	1,075,000	1,304,904
Gilead Sciences, Inc.	2.800	10-01-50	1,702,000	1,651,215
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	2,385,000	2,649,102
Health care equipment and supplies 0.0%
Varex Imaging Corp. (D)	7.875	10-15-27	483,000	516,810
Health care providers and services 1.0%
AmerisourceBergen Corp.	2.800	05-15-30	1,794,000	1,934,069
Anthem, Inc.	2.250	05-15-30	560,000	576,724
Centene Corp.	3.000	10-15-30	1,383,000	1,446,549
Centene Corp.	3.375	02-15-30	397,000	415,858
Centene Corp.	4.250	12-15-27	289,000	305,729
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp.	4.625	12-15-29	302,000	$334,829
Centene Corp. (D)	5.375	06-01-26	1,244,000	1,301,162
CVS Health Corp.	2.700	08-21-40	1,301,000	1,271,084
CVS Health Corp.	3.000	08-15-26	206,000	225,769
CVS Health Corp.	3.750	04-01-30	1,606,000	1,840,733
CVS Health Corp.	4.300	03-25-28	1,950,000	2,290,724
CVS Health Corp.	5.050	03-25-48	2,031,000	2,659,060
DaVita, Inc. (D)	3.750	02-15-31	1,878,000	1,862,741
DaVita, Inc. (D)	4.625	06-01-30	1,368,000	1,436,838
Encompass Health Corp.	4.500	02-01-28	462,000	481,058
Encompass Health Corp.	4.625	04-01-31	535,000	568,438
Fresenius Medical Care US Finance III, Inc. (D)	2.375	02-16-31	2,555,000	2,576,959
HCA, Inc.	4.125	06-15-29	1,011,000	1,158,876
HCA, Inc.	5.250	04-15-25	1,508,000	1,758,798
HCA, Inc.	5.250	06-15-26	1,130,000	1,335,243
MEDNAX, Inc. (D)	6.250	01-15-27	755,000	807,850
Rede D'or Finance Sarl (D)	4.500	01-22-30	2,102,000	2,148,286
Select Medical Corp. (D)	6.250	08-15-26	1,130,000	1,207,405
Team Health Holdings, Inc. (D)	6.375	02-01-25	150,000	135,000
Universal Health Services, Inc. (D)	2.650	10-15-30	902,000	915,070
Universal Health Services, Inc. (D)	5.000	06-01-26	1,962,000	2,025,765
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (D)	4.250	05-01-28	169,000	177,873
Pharmaceuticals 0.2%
Bausch Health Companies, Inc. (D)	5.250	01-30-30	495,000	511,117
Bausch Health Companies, Inc. (D)	6.125	04-15-25	1,315,000	1,347,296
Bausch Health Companies, Inc. (D)	6.250	02-15-29	1,415,000	1,517,701
Catalent Pharma Solutions, Inc. (D)	5.000	07-15-27	155,000	163,331
Royalty Pharma PLC (D)	1.750	09-02-27	635,000	648,133
Viatris, Inc. (D)	2.300	06-22-27	743,000	784,914
Viatris, Inc. (D)	2.700	06-22-30	1,560,000	1,639,356
Industrials 2.9%				97,696,803
Aerospace and defense 0.5%
BAE Systems PLC (D)	1.900	02-15-31	1,880,000	1,875,902
DAE Funding LLC (D)	2.625	03-20-25	1,109,000	1,138,111
Howmet Aerospace, Inc.	5.125	10-01-24	1,176,000	1,293,729
Huntington Ingalls Industries, Inc.	3.844	05-01-25	240,000	267,857
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,617,000	1,893,043
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	655,000	685,294
The Boeing Company	3.200	03-01-29	2,894,000	3,013,909
The Boeing Company	5.040	05-01-27	2,531,000	2,948,305
The Boeing Company	5.805	05-01-50	1,152,000	1,518,778
TransDigm, Inc.	5.500	11-15-27	2,253,000	2,312,029
Air freight and logistics 0.0%
Simpar Europe SA (D)	5.200	01-26-31	480,000	482,400
Watco Companies LLC (D)	6.500	06-15-27	217,000	232,733
XPO Logistics, Inc. (D)	6.250	05-01-25	106,000	113,818
Airlines 1.0%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	446,314	433,546
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	615,562	587,808
Alaska Airlines 2020-1 Class B Pass Through Trust (D)	8.000	08-15-25	461,000	510,501
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2001-01 Pass Through Trust	6.977	05-23-21	51,364	$50,361
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	3,532,929	3,345,301
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	375,847	333,848
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,377,182	1,324,843
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	530,400	477,568
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,156,106	1,170,961
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	964,133	893,883
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,481,631	1,369,311
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	960,405	951,076
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	531,120	547,054
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	313,305	300,870
British Airways 2020-1 Class A Pass Through Trust (D)	4.250	11-15-32	877,000	944,050
British Airways 2020-1 Class B Pass Through Trust (D)	8.375	11-15-28	729,000	832,994
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	290,515	296,325
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	125,256	127,761
Delta Air Lines, Inc.	2.900	10-28-24	2,694,000	2,646,855
Delta Air Lines, Inc.	3.800	04-19-23	1,272,000	1,303,926
Delta Air Lines, Inc.	4.375	04-19-28	1,550,000	1,584,300
Delta Air Lines, Inc. (D)	4.500	10-20-25	370,000	395,398
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,294,838	1,285,357
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,522,374	1,546,395
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	403,078	406,031
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	2,185,878	2,193,638
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,700,111	1,661,859
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	268,453	268,024
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	788,415	789,665
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,598,843	3,976,721
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	912,000	930,240
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	146,941	144,138
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	326,657	325,047
Building products 0.1%
Builders FirstSource, Inc. (D)	5.000	03-01-30	120,000	128,250
Builders FirstSource, Inc. (D)	6.750	06-01-27	179,000	192,649
Carrier Global Corp.	2.722	02-15-30	798,000	845,135
Johnson Controls International PLC	1.750	09-15-30	1,035,000	1,036,643
Owens Corning	3.950	08-15-29	1,435,000	1,656,371
Commercial services and supplies 0.2%
APX Group, Inc. (F)	7.625	09-01-23	1,346,000	1,398,158
Cimpress PLC (D)	7.000	06-15-26	1,425,000	1,493,258
Clean Harbors, Inc. (D)	4.875	07-15-27	120,000	126,344
GFL Environmental, Inc. (D)	3.500	09-01-28	1,411,000	1,388,523
Graphic Packaging International LLC (D)	3.500	03-01-29	994,000	1,017,608
LSC Communications, Inc. (D)(G)	8.750	10-15-23	1,058,000	76,705
Prime Security Services Borrower LLC (D)	3.375	08-31-27	192,000	189,512
Prime Security Services Borrower LLC (D)	6.250	01-15-28	567,000	603,855
Stericycle, Inc. (D)	3.875	01-15-29	295,000	303,113
Williams Scotsman International, Inc. (D)	4.625	08-15-28	219,000	225,570
Construction and engineering 0.1%
AECOM	5.125	03-15-27	1,655,000	1,851,449
MasTec, Inc. (D)	4.500	08-15-28	577,000	607,754
Picasso Finance Sub, Inc. (D)	6.125	06-15-25	106,000	113,124
Tutor Perini Corp. (D)	6.875	05-01-25	200,000	203,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Industrial conglomerates 0.2%
General Electric Company	4.250	05-01-40	2,014,000	$2,299,096
General Electric Company	5.550	01-05-26	2,351,000	2,846,150
Machinery 0.1%
ATS Automation Tooling Systems, Inc. (D)	4.125	12-15-28	221,000	223,763
Clark Equipment Company (D)	5.875	06-01-25	125,000	132,188
Flowserve Corp.	3.500	10-01-30	844,000	899,376
Hillenbrand, Inc.	5.750	06-15-25	282,000	303,150
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	419,000	446,235
Vertical US Newco, Inc. (D)	5.250	07-15-27	366,000	382,373
Professional services 0.2%
CoStar Group, Inc. (D)	2.800	07-15-30	2,009,000	2,069,173
IHS Markit, Ltd. (D)	4.000	03-01-26	1,099,000	1,240,331
IHS Markit, Ltd. (D)	4.750	02-15-25	745,000	847,251
IHS Markit, Ltd.	4.750	08-01-28	938,000	1,127,992
Road and rail 0.1%
Uber Technologies, Inc. (D)	7.500	05-15-25	1,178,000	1,261,897
Uber Technologies, Inc. (D)	7.500	09-15-27	1,798,000	1,971,075
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC	1.750	01-30-26	1,914,000	1,885,810
AerCap Ireland Capital DAC	2.875	08-14-24	1,928,000	2,011,720
AerCap Ireland Capital DAC	3.650	07-21-27	576,000	618,116
Ahern Rentals, Inc. (D)	7.375	05-15-23	839,000	620,860
Air Lease Corp.	2.875	01-15-26	923,000	972,853
Air Lease Corp.	3.625	12-01-27	570,000	622,772
Aircastle, Ltd.	5.500	02-15-22	955,000	1,000,022
Ashtead Capital, Inc. (D)	4.250	11-01-29	747,000	821,857
Ashtead Capital, Inc. (D)	4.375	08-15-27	1,075,000	1,132,781
Avolon Holdings Funding, Ltd. (D)	5.125	10-01-23	965,000	1,039,997
Boise Cascade Company (D)	4.875	07-01-30	153,000	166,196
H&E Equipment Services, Inc. (D)	3.875	12-15-28	1,266,000	1,259,860
United Rentals North America, Inc.	3.875	11-15-27	785,000	825,302
United Rentals North America, Inc.	3.875	02-15-31	496,000	517,080
United Rentals North America, Inc.	4.875	01-15-28	1,570,000	1,668,518
Transportation infrastructure 0.0%
Adani Ports & Special Economic Zone, Ltd. (D)	3.100	02-02-31	1,311,000	1,294,425
Information technology 2.1%				72,560,464
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	1,824,000	1,828,734
Motorola Solutions, Inc.	4.600	02-23-28	2,540,000	3,028,200
Motorola Solutions, Inc.	4.600	05-23-29	343,000	407,421
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,834,000	1,908,644
IT services 0.1%
Gartner, Inc. (D)	3.750	10-01-30	257,000	264,224
Gartner, Inc. (D)	4.500	07-01-28	238,000	251,019
PayPal Holdings, Inc.	2.850	10-01-29	2,468,000	2,690,221
Sabre GLBL, Inc. (D)	7.375	09-01-25	407,000	438,543
Tempo Acquisition LLC (D)	6.750	06-01-25	261,000	268,465
VeriSign, Inc.	5.250	04-01-25	565,000	637,744
Visa, Inc.	2.700	04-15-40	735,000	771,475
Semiconductors and semiconductor equipment 1.1%
Applied Materials, Inc.	2.750	06-01-50	1,082,000	1,115,982
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom Corp.	3.125	01-15-25	1,180,000	$1,273,735
Broadcom, Inc.	4.700	04-15-25	1,925,000	2,197,353
Broadcom, Inc.	4.750	04-15-29	5,899,000	6,901,319
Broadcom, Inc.	5.000	04-15-30	2,424,000	2,885,577
KLA Corp.	4.100	03-15-29	1,320,000	1,560,968
Lam Research Corp.	4.875	03-15-49	1,283,000	1,825,552
Marvell Technology Group, Ltd.	4.875	06-22-28	1,965,000	2,329,293
Microchip Technology, Inc. (D)	4.250	09-01-25	301,000	315,271
Micron Technology, Inc.	4.185	02-15-27	4,142,000	4,812,893
Micron Technology, Inc.	4.975	02-06-26	612,000	716,960
Micron Technology, Inc.	5.327	02-06-29	3,867,000	4,776,810
NVIDIA Corp.	2.850	04-01-30	1,632,000	1,798,709
NXP BV (D)	3.400	05-01-30	637,000	711,376
NXP BV (D)	3.875	06-18-26	2,512,000	2,835,527
Qorvo, Inc. (D)	3.375	04-01-31	724,000	740,290
Software 0.3%
Autodesk, Inc.	2.850	01-15-30	523,000	565,006
Crowdstrike Holdings, Inc.	3.000	02-15-29	231,000	233,743
Infor, Inc. (D)	1.750	07-15-25	413,000	426,359
j2 Global, Inc. (D)	4.625	10-15-30	828,000	865,260
Microsoft Corp.	2.525	06-01-50	1,185,000	1,197,701
Oracle Corp.	2.950	04-01-30	3,386,000	3,718,659
PTC, Inc. (D)	4.000	02-15-28	196,000	203,840
ServiceNow, Inc.	1.400	09-01-30	1,919,000	1,834,052
Technology hardware, storage and peripherals 0.4%
CDW LLC	3.250	02-15-29	460,000	462,792
Dell International LLC (D)	4.900	10-01-26	2,220,000	2,592,379
Dell International LLC (D)	5.300	10-01-29	2,355,000	2,835,618
Dell International LLC (D)	5.850	07-15-25	1,093,000	1,298,177
Dell International LLC (D)	8.350	07-15-46	1,386,000	2,061,640
Seagate HDD Cayman (D)	4.091	06-01-29	1,670,000	1,738,186
Seagate HDD Cayman (D)	4.125	01-15-31	1,830,000	1,917,017
Xerox Holdings Corp. (D)	5.500	08-15-28	1,269,000	1,317,730
Materials 1.0%				34,842,321
Chemicals 0.3%
Braskem Netherlands Finance BV (8.500% to 1-23-26, then 5 Year CMT + 8.220%) (D)	8.500	01-23-81	1,381,000	1,529,872
Cydsa SAB de CV (D)	6.250	10-04-27	1,415,000	1,505,121
FS Luxembourg Sarl (D)	10.000	12-15-25	2,447,000	2,610,019
INEOS Quattro Finance 2 PLC (D)	3.375	01-15-26	320,000	321,200
Methanex Corp.	4.250	12-01-24	1,190,000	1,246,525
Nutrition & Biosciences, Inc. (D)	1.832	10-15-27	536,000	549,679
Nutrition & Biosciences, Inc. (D)	2.300	11-01-30	1,068,000	1,090,845
Orbia Advance Corp. SAB de CV (D)	5.500	01-15-48	1,315,000	1,550,385
Valvoline, Inc. (D)	3.625	06-15-31	1,188,000	1,192,455
WR Grace & Company (D)	4.875	06-15-27	404,000	423,672
Construction materials 0.2%
Cemex SAB de CV (D)	3.875	07-11-31	1,211,000	1,212,514
Cemex SAB de CV (D)	5.200	09-17-30	1,176,000	1,278,900
Cemex SAB de CV (D)	7.375	06-05-27	900,000	1,015,650
Standard Industries, Inc. (D)	3.375	01-15-31	438,000	432,613
Standard Industries, Inc. (D)	5.000	02-15-27	196,000	204,085
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
US Concrete, Inc. (D)	5.125	03-01-29	452,000	$461,607
Vulcan Materials Company	3.500	06-01-30	1,228,000	1,396,704
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	850,000	874,973
Graham Packaging Company, Inc. (D)	7.125	08-15-28	74,000	80,013
Mauser Packaging Solutions Holding Company (D)	8.500	04-15-24	139,000	143,865
Owens-Brockway Glass Container, Inc. (D)	6.625	05-13-27	452,000	489,708
Reynolds Group Issuer, Inc. (D)	4.000	10-15-27	1,321,000	1,328,860
Metals and mining 0.3%
Anglo American Capital PLC (D)	4.750	04-10-27	1,100,000	1,304,531
Arconic Corp. (D)	6.000	05-15-25	304,000	326,923
Arconic Corp. (D)	6.125	02-15-28	137,000	146,922
Commercial Metals Company	5.375	07-15-27	231,000	244,283
CSN Islands XI Corp. (D)	6.750	01-28-28	1,940,000	2,088,216
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	450,000	468,563
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	819,000	883,439
First Quantum Minerals, Ltd. (D)	7.250	04-01-23	290,000	296,200
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	583,000	602,694
Freeport-McMoRan, Inc.	5.450	03-15-43	921,000	1,151,250
JW Aluminum Continuous Cast Company (D)	10.250	06-01-26	461,000	488,660
Newmont Corp.	2.800	10-01-29	915,000	982,507
Steel Dynamics, Inc.	3.250	01-15-31	208,000	228,777
Paper and forest products 0.1%
Georgia-Pacific LLC (D)	2.300	04-30-30	3,595,000	3,790,100
Inversiones CMPC SA (D)	3.850	01-13-30	407,000	450,753
Norbord, Inc. (D)	6.250	04-15-23	415,000	449,238
Real estate 1.0%				34,691,556
Equity real estate investment trusts 1.0%
American Homes 4 Rent LP	4.250	02-15-28	1,653,000	1,887,655
American Tower Corp.	3.550	07-15-27	2,603,000	2,917,773
American Tower Corp.	3.800	08-15-29	885,000	1,006,436
Crown Castle International Corp.	2.250	01-15-31	1,718,000	1,745,551
Crown Castle International Corp.	3.300	07-01-30	287,000	314,787
Crown Castle International Corp.	3.650	09-01-27	2,307,000	2,597,725
Crown Castle International Corp.	3.800	02-15-28	926,000	1,045,460
Crown Castle International Corp.	4.150	07-01-50	255,000	296,358
CyrusOne LP	2.150	11-01-30	686,000	661,160
CyrusOne LP	3.450	11-15-29	1,401,000	1,506,860
Equinix, Inc.	1.550	03-15-28	1,575,000	1,583,611
Equinix, Inc.	1.800	07-15-27	456,000	467,744
Equinix, Inc.	3.200	11-18-29	2,276,000	2,462,524
Equinix, Inc.	5.375	05-15-27	1,028,000	1,115,902
GLP Capital LP	5.375	04-15-26	1,489,000	1,705,501
Host Hotels & Resorts LP	3.375	12-15-29	1,873,000	1,903,112
Host Hotels & Resorts LP	3.500	09-15-30	1,398,000	1,445,370
Host Hotels & Resorts LP	4.500	02-01-26	839,000	923,252
Iron Mountain, Inc. (D)	4.875	09-15-29	781,000	810,971
Iron Mountain, Inc. (D)	5.250	07-15-30	1,041,000	1,103,460
MGM Growth Properties Operating Partnership LP (D)	3.875	02-15-29	798,000	811,466
SBA Communications Corp.	3.875	02-15-27	1,470,000	1,535,136
SBA Tower Trust (D)	2.836	01-15-25	1,172,000	1,256,090
Uniti Group LP (D)	6.500	02-15-29	593,000	593,000
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Ventas Realty LP	3.500	02-01-25	1,355,000	$1,487,348
VICI Properties LP (D)	4.125	08-15-30	642,000	668,084
VICI Properties LP (D)	4.625	12-01-29	788,000	839,220
Utilities 0.7%				24,888,615
Electric utilities 0.4%
ABY Transmision Sur SA (D)	6.875	04-30-43	508,778	678,582
DPL, Inc. (D)	4.125	07-01-25	628,000	670,390
Emera US Finance LP	3.550	06-15-26	797,000	887,178
FirstEnergy Corp.	2.650	03-01-30	675,000	668,250
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	515,000	435,175
Israel Electric Corp., Ltd. (D)	6.875	06-21-23	300,000	339,031
NRG Energy, Inc. (D)	2.450	12-02-27	1,425,000	1,488,096
NRG Energy, Inc. (D)	3.375	02-15-29	244,000	249,588
NRG Energy, Inc. (D)	3.625	02-15-31	671,000	697,840
NRG Energy, Inc. (D)	4.450	06-15-29	1,077,000	1,242,536
Vistra Operations Company LLC (D)	3.700	01-30-27	2,586,000	2,857,390
Vistra Operations Company LLC (D)	4.300	07-15-29	2,115,000	2,432,515
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	1,060,000	1,166,000
Infraestructura Energetica Nova SAB de CV (D)	4.750	01-15-51	2,056,000	2,194,780
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	936,000	1,008,446
Greenko Dutch BV (D)	4.875	07-24-22	740,000	743,145
Greenko Dutch BV (D)	5.250	07-24-24	375,000	387,188
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	140,850	170,147
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	2,761,000	3,144,479
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	1,071,000	1,146,800
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	283,050
Multi-utilities 0.0%

Dominion Energy, Inc.	3.375	04-01-30	966,000	1,078,886

NiSource, Inc.	3.600	05-01-30	808,000	919,123
Municipal bonds 0.1%				$4,089,674
(Cost $3,871,184)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,523,000	1,690,058
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	95,000	105,834

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	2,221,000	2,293,782
Collateralized mortgage obligations 1.9%				$66,723,163
(Cost $69,538,557)
Commercial and residential 1.4%				48,266,355
Angel Oak Mortgage Trust LLC Series 2020-R1, Class A1 (D)(H)	0.990	04-25-53	2,129,277	2,139,046
AOA Mortgage Trust Series 2015-1177, Class C (D)(H)	3.010	12-13-29	290,000	289,545
Arroyo Mortgage Trust
Series 2018-1, Class A1 (D)(H)	3.763	04-25-48	882,652	898,374
Series 2019-2, Class A1 (D)(H)	3.347	04-25-49	763,506	789,034
Series 2019-3, Class A1 (D)(H)	2.962	10-25-48	411,986	426,037
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (D)(H)	3.719	11-05-32	575,000	480,150
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	665,000	709,699
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BBCMS Mortgage Trust Series 2020-C6, Class A2	2.690	02-15-53	537,000	$567,341
BBCMS Trust
Series 2015-MSQ, Class D (D)(H)	3.990	09-15-32	385,000	394,155
Series 2015-SRCH, Class D (D)(H)	4.957	08-10-35	840,000	941,492
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	905,000	961,330
Series 2019-B13, Class A2	2.889	08-15-57	780,000	828,189
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (D)(H)	2.666	07-25-59	277,273	283,017
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (D)	3.613	10-26-48	95,234	96,585
BWAY Mortgage Trust Series 2015-1740, Class XA IO (D)	0.896	01-10-35	7,015,000	60,496
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(D)	1.447	03-15-37	1,075,000	1,076,329
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(D)	1.056	10-15-37	1,802,000	1,807,014
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(D)	1.876	12-15-37	230,000	230,421
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(D)	2.676	12-15-37	705,000	686,395
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(D)	2.276	07-15-32	776,512	776,996
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (D)	3.341	05-10-36	798,000	853,928
Series 2019-SMRT, Class A (D)	4.149	01-10-36	579,000	632,779
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (D)(H)	3.337	05-25-49	203,262	204,077
Series 2020-1, Class A1 (D)(H)	2.488	02-25-50	472,567	478,503
COLT Trust Series 2020-RPL1, Class A1 (D)(H)	1.390	01-25-65	2,595,719	2,615,495
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.621	08-15-45	3,679,500	61,519
Series 2012-CR3, Class XA IO	1.845	10-15-45	5,322,923	118,038
Series 2014-CR15, Class XA IO	0.929	02-10-47	5,569,582	122,098
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.443	05-10-51	9,646,696	278,881
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(H)	4.394	08-10-30	880,000	913,416
Series 2017-PANW, Class A (D)	3.244	10-10-29	305,000	319,733
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	987,000	989,763
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (D)	2.573	07-25-49	674,053	692,339
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(D)	1.726	05-15-36	1,390,000	1,393,601
Series 2020-AFC1, Class A1 (D)(H)	2.240	02-25-50	1,265,963	1,294,775
Series 2020-NET, Class A (D)	2.257	08-15-37	320,000	331,630
GCAT Trust
Series 2019-NQM1, Class A1 (D)	2.985	02-25-59	1,193,434	1,205,861
Series 2020-NQM1, Class A1 (D)	2.247	01-25-60	1,320,229	1,349,975
GS Mortgage Securities Trust
Series 2015-590M, Class C (D)(H)	3.805	10-10-35	320,000	334,761
Series 2017-485L, Class C (D)(H)	3.982	02-10-37	250,000	261,841
Series 2019-GC40, Class A2	2.971	07-10-52	845,000	900,079
Series 2020-UPTN, Class A (D)	2.751	02-10-37	650,000	663,863
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1 (D)(H)	1.382	09-27-60	643,643	647,425
IMT Trust
Series 2017-APTS, Class AFX (D)	3.478	06-15-34	330,000	353,748
Series 2017-APTS, Class CFX (D)(H)	3.497	06-15-34	400,000	400,102
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Irvine Core Office Trust Series 2013-IRV, Class A2 (D)(H)	3.173	05-15-48	1,370,000	$1,444,816
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (D)	1.431	07-05-32	5,842,083	98,477
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	848,000	881,607
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(D)	1.476	05-15-36	580,000	581,409
MFA Trust
Series 2020-NQM1, Class A1 (D)(H)	1.479	03-25-65	489,117	493,789
Series 2020-NQM3, Class A1 (D)(H)	1.014	01-26-65	1,279,760	1,279,659
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(D)	1.526	11-15-34	850,000	852,288
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	318,340	316,038
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(H)	3.790	11-15-32	464,000	468,882
Series 2018-ALXA, Class C (D)(H)	4.316	01-15-43	380,000	398,853
OBX Trust Series 2020-EXP2, Class A3 (D)(H)	2.500	05-25-60	961,055	981,581
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	240,000	245,358
Provident Funding Mortgage Trust Series 2020-F1, Class A2 (D)(H)	2.000	01-25-36	2,848,935	2,925,570
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA	2.000	11-25-59	785,724	819,660
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (D)(H)	2.275	02-25-50	702,425	717,913
Series 2020-3, Class A1 (D)(H)	1.486	04-25-65	1,066,604	1,080,006
Verus Securitization Trust
Series 2020-5, Class A1 (D)	1.218	05-25-65	834,639	837,162
Series 2021-R1, Class A1 (D)(H)	0.820	10-25-63	1,880,000	1,882,837
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA IO (D)	1.876	11-15-45	4,201,534	100,575
U.S. Government Agency 0.5%				18,456,808
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.284	12-25-21	4,553,600	26,813
Series K021, Class X1 IO	1.403	06-25-22	278,316	3,812
Series K022, Class X1 IO	1.178	07-25-22	9,920,183	126,435
Government National Mortgage Association
Series 2012-114, Class IO	0.692	01-16-53	1,649,453	43,780
Series 2016-174, Class IO	0.865	11-16-56	3,468,827	206,484
Series 2017-109, Class IO	0.519	04-16-57	4,865,138	198,498
Series 2017-124, Class IO	0.690	01-16-59	4,647,237	232,497
Series 2017-135, Class IO	0.774	10-16-58	3,389,467	180,557
Series 2017-140, Class IO	0.626	02-16-59	1,999,453	96,914
Series 2017-159, Class IO	0.514	06-16-59	4,852,856	228,675
Series 2017-169, Class IO	0.661	01-16-60	6,923,466	358,021
Series 2017-20, Class IO	0.704	12-16-58	5,685,038	264,774
Series 2017-22, Class IO	0.773	12-16-57	1,725,525	97,520
Series 2017-41, Class IO	0.700	07-16-58	4,105,566	200,053
Series 2017-46, Class IO	0.631	11-16-57	4,969,591	238,621
Series 2017-61, Class IO	0.738	05-16-59	2,339,855	126,408
Series 2018-158, Class IO	0.696	05-16-61	4,660,904	310,658
Series 2018-35, Class IO	0.530	03-16-60	6,793,268	314,732
Series 2018-43, Class IO	0.579	05-16-60	9,134,960	486,178
Series 2018-68, Class IO	0.481	01-16-60	9,531,105	488,334
Series 2018-69, Class IO	0.577	04-16-60	7,227,483	420,317
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-81, Class IO	0.444	01-16-60	8,766,671	$404,609
Series 2018-9, Class IO	0.537	01-16-60	10,422,054	516,541
Series 2019-131, Class IO	0.938	07-16-61	4,821,715	348,955
Series 2020-100, Class IO	0.909	05-16-62	5,126,939	422,481
Series 2020-108, Class IO	0.948	06-16-62	30,630,467	2,516,026
Series 2020-114, Class IO	0.929	09-16-62	14,451,222	1,181,054
Series 2020-118, Class IO	1.047	06-16-62	13,957,201	1,197,066
Series 2020-119, Class IO	0.819	08-16-62	6,188,321	481,422
Series 2020-120, Class IO	0.883	05-16-62	3,238,371	259,614
Series 2020-137, Class IO	0.850	09-16-62	15,189,803	1,204,474
Series 2020-150, Class IO	0.983	12-16-62	10,229,923	859,834
Series 2020-170, Class IO	0.886	11-16-62	13,835,255	1,165,582
Series 2020-92, Class IO	1.015	02-16-62	11,792,550	1,009,640

Series 2021-3, Class IO	0.958	09-16-62	25,311,000	2,239,429
Asset backed securities 2.8%				$95,741,558
(Cost $93,604,484)
Asset backed securities 2.8%				95,741,558
AMSR Trust Series 2020-SFR4, Class A (D)	1.355	11-17-37	2,300,000	2,327,127
Applebee's Funding LLC Series 2019-1A, Class A2I (D)	4.194	06-07-49	2,137,643	2,148,630
Arbys Funding LLC Series 2020-1A, Class A2 (D)	3.237	07-30-50	1,525,178	1,557,969
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	1,797,000	1,896,580
Series 2020-1A, Class A (D)	2.330	08-20-26	1,027,000	1,081,789
Bojangles Issuer LLC Series 2020-1A, Class A2 (D)	3.832	10-20-50	781,000	808,749
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (D)	3.280	09-26-33	385,365	401,601
CARS-DB4 LP Series 2020-1A, Class B1 (D)	4.170	02-15-50	1,485,000	1,542,198
CF Hippolyta LLC Series 2020-1, Class A1 (D)	1.690	07-15-60	1,626,262	1,658,037
CLI Funding VI LLC Series 2020-1A, Class A (D)	2.080	09-18-45	1,822,450	1,856,444
CoreVest American Finance Trust Series 2019-3, Class A (D)	2.705	10-15-52	498,034	526,687
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.407	02-25-35	63,440	63,420
DB Master Finance LLC
Series 2017-1A, Class A2I (D)	3.629	11-20-47	518,343	531,602
Series 2017-1A, Class A2II (D)	4.030	11-20-47	432,763	460,767
Series 2019-1A, Class A2I (D)	3.787	05-20-49	3,480,938	3,573,287
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	1,319,200	1,414,710
Driven Brands Funding LLC Series 2020-2A, Class A2 (D)	3.237	01-20-51	1,446,000	1,486,329
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	09-17-25	2,284,000	2,304,667
Series 2020-SFR2, Class A (D)	1.266	10-19-37	2,542,000	2,554,390
Five Guys Funding LLC Series 2017-1A, Class A2 (D)	4.600	07-25-47	655,050	682,868
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	585,755	588,666
Ford Credit Auto Owner Trust Series 2020-1, Class A (D)	2.040	08-15-31	2,402,000	2,533,175
Ford Credit Floorplan Master Owner Trust
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2019-2, Class A	3.060	04-15-26	2,576,000	$2,789,396
Series 2020-2, Class A	1.060	09-15-27	2,179,000	2,209,123
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (D)	2.900	04-15-26	2,135,000	2,298,859
Series 2020-1, Class A (D)	0.680	08-15-25	935,000	941,827
Golub Capital Partners Funding, Ltd. Series 2020-1A, Class A2 (D)	3.208	01-22-29	1,423,000	1,423,610
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	780,135	797,934
Series 2018-AA, Class A (D)	3.540	02-25-32	613,792	650,087
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	591,530	629,601
Series 2019-1A, Class A2I (D)	3.982	08-25-49	441,663	452,607
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (D)	2.730	10-25-48	202,659	207,621
MelTel Land Funding LLC Series 2019-1A, Class A (D)	3.768	04-15-49	499,901	519,472
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (D)(H)	3.500	08-25-58	325,139	345,150
MVW Owner Trust
Series 2015-1A, Class A (D)	2.520	12-20-32	53,866	54,279
Series 2018-1A, Class A (D)	3.450	01-21-36	580,553	605,976
Navient Private Education Loan Trust Series 2016-AA, Class A2A (D)	3.910	12-15-45	277,952	295,413
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (D)	2.600	08-15-68	1,603,996	1,655,479
Navient Student Loan Trust Series 2020-2A, Class A1A (D)	1.320	08-26-69	1,758,297	1,762,397
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (D)	3.610	05-25-23	415,672	417,292
Series 2018-FNT2, Class A (D)	3.790	07-25-54	242,403	243,261
Oxford Finance Funding LLC Series 2019-1A, Class A2 (D)	4.459	02-15-27	937,000	967,411
PFS Financing Corp. Series 2020-E, Class A (D)	1.000	10-15-25	1,362,000	1,371,550
Progress Residential Trust Series 2020-SFR1, Class A (D)	1.732	04-17-37	1,132,000	1,158,032
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	290,526	301,465
Santander Revolving Auto Loan Trust Series 2019-A, Class A (D)	2.510	01-26-32	2,020,000	2,145,253
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (D)	3.230	10-20-24	197,697	198,380
Sesac Finance LLC Series 2019-1, Class A2 (D)	5.216	07-25-49	1,721,780	1,822,384
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A (D)	3.200	01-20-36	380,842	396,202
SMB Private Education Loan Trust
Series 2015-C, Class A2A (D)	2.750	07-15-27	164,474	167,046
Series 2019-B, Class A2A (D)	2.840	06-15-37	1,921,000	2,016,658
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	788,000	800,230
Sonic Capital LLC Series 2020-1A, Class A2I (D)	3.845	01-20-50	1,583,352	1,681,567
Sunbird Engine Finance LLC Series 2020-1A, Class A (D)	3.671	02-15-45	448,605	402,438
Taco Bell Funding LLC Series 2018-1A, Class A2I (D)	4.318	11-25-48	2,254,980	2,280,010
TIF Funding II LLC Series 2021-1A, Class A (D)	1.650	02-20-46	1,305,000	1,304,838
Towd Point Mortgage Trust
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-1, Class A5 (D)(H)	3.404	10-25-53	280,000	$296,977
Series 2015-2, Class 1M2 (D)(H)	3.538	11-25-60	815,000	862,501
Series 2017-1, Class A1 (D)(H)	2.750	10-25-56	615,204	626,654
Series 2017-2, Class A1 (D)(H)	2.750	04-25-57	125,874	128,276
Series 2018-1, Class A1 (D)(H)	3.000	01-25-58	371,700	383,870
Series 2018-3, Class A1 (D)(H)	3.750	05-25-58	576,665	615,558
Series 2018-4, Class A1 (D)(H)	3.000	06-25-58	1,163,618	1,235,736
Series 2018-5, Class A1A (D)(H)	3.250	07-25-58	178,220	186,265
Series 2018-6, Class A1A (D)(H)	3.750	03-25-58	1,774,049	1,843,887
Series 2019-1, Class A1 (D)(H)	3.750	03-25-58	465,899	500,788
Series 2019-4, Class A1 (D)(H)	2.900	10-25-59	1,405,469	1,481,796
Series 2020-4, Class A1 (D)	1.750	10-25-60	1,334,978	1,371,001
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (D)	2.560	11-25-31	4,173,000	4,455,434
Series 2020-1A, Class A (D)	1.350	05-25-33	1,292,000	1,329,890
Triton Container Finance VIII LLC Series 2020-1A, Class A (D)	2.110	09-20-45	3,303,660	3,364,985
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	1,734,000	1,741,189
Series 2020-2A, Class A2 (D)	1.992	09-15-45	1,150,000	1,151,259
Verizon Owner Trust Series 2020-B, Class A	0.470	02-20-25	2,722,000	2,736,461
VR Funding LLC Series 2020-1A, Class A (D)	2.790	11-15-50	2,331,649	2,315,319
VSE VOI Mortgage LLC Series 2017-A, Class A (D)	2.330	03-20-35	303,426	310,085
Westgate Resorts LLC Series 2017-1A, Class A (D)	3.050	12-20-30	127,870	128,238
Westlake Automobile Receivables Trust Series 2019-1A, Class C (D)	3.450	03-15-24	951,000	969,211
Willis Engine Structured Trust V Series 2020-A, Class A (D)	3.228	03-15-45	411,189	393,638

	Yield (%)	Shares	Value
Short-term investments 2.6%			$87,750,197
(Cost $87,750,198)
Short-term funds 0.6%			18,385,197
Federated Government Obligations Fund, Institutional Class	0.0100(I)	18,276,909	18,276,909
John Hancock Collateral Trust (J)	0.1320(I)	10,822	108,288

	Par value^	Value
Repurchase agreement 2.0%		69,365,000
Barclays Tri-Party Repurchase Agreement dated 1-29-21 at 0.030% to be repurchased at $69,365,173 on 2-1-21, collateralized by $68,124,100 U.S. Treasury Notes, 1.500% - 2.000% due 2-15-23 to 2-28-23 (valued at $70,752,552)	69,365,000	69,365,000

Total investments (Cost $2,592,523,820) 101.7%	$3,475,814,416
Other assets and liabilities, net (1.7%)	(56,859,464)
Total net assets 100.0%	$3,418,954,952

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
24	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Non-income producing security.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $419,758,823 or 12.3% of the fund's net assets as of 1-31-21.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $106,364.
(G)	Non-income producing - Issuer is in default.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	The rate shown is the annualized seven-day yield as of 1-31-21.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	25

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	1,886,261,814	$1,855,634,105	$30,627,709	—
Preferred securities	4,216,136	4,216,136	—	—
U.S. Government and Agency obligations	532,226,594	—	532,226,594	—
Foreign government obligations	6,162,434	—	6,162,434	—
Corporate bonds	792,642,846	—	792,642,846	—
Municipal bonds	4,089,674	—	4,089,674	—
Collateralized mortgage obligations	66,723,163	—	66,723,163	—
Asset backed securities	95,741,558	—	95,741,558	—
Short-term investments	87,750,197	18,385,197	69,365,000	—
Total investments in securities	$3,475,814,416	$1,878,235,438	$1,597,578,978	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	10,822	$1,000,545	$8,205,020	$(9,097,205)	$(157)	$85	$1,598	—	$108,288
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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